Intangible assets, net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 16 – Intangible assets, net

	December 31, 2015
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount

Customer relations	9,207	8-10yrs	(1,956)	7,251
Licenses	151	3.6yrs	(108)	43
Software development costs	1,507		-	1,507

Total	10,865		(2,064)	8,801

	December 31, 2014
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount

Customer relations	6,558	9yrs	(1,088)	5,470
Licenses	147	3.6yrs	(89)	58

Total	6,705		(1,177)	5,528

The expected intangible assets amortization expenses for each of the next five years and thereafter is as follows:

2016	1,237
2017	1,211
2018	1,205
2019	1,204
2020 and thereafter	4,759
9,616

Aggregate amortization expense for amortizing intangible assets was $424, $671 and $887 for the years ended December 31, 2013, 2014 and 2015, respectively.